Note 5 - Restatement and Reclassification of Prior Period Financial Statements - Line Items Restated on Consolidated Financial Statements (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Current trade and other receivables				$ 403,907,000	$ 705,221,000		$ 658,844,000
Other current assets				203,270,000	206,425,000		112,214,000
Total current assets				686,767,000	1,092,010,000		1,050,162,000
Deferred income tax asset				3,572,000	4,238,000		9,449,000
Non-current assets				521,455,000	598,420,000		551,231,000
TOTAL ASSETS				1,215,833,000	1,699,401,000		1,601,393,000
Trade and other payables				685,665,000	870,083,000		648,997,000
Current portion of long-term debt				253,485,000	479,101,000		121,451,000
Current liabilities				1,060,768,000	1,490,899,000		905,646,000
Long-term debt				528,518,000	246,271,000		422,053,000
Non-current liabilities				645,447,000	375,392,000		538,191,000
TOTAL LIABILITIES				1,711,121,000	1,871,491,000		1,443,837,000
Retained earnings				(1,809,557,000)	(1,473,776,000)	$ 775,350,000	(1,140,118,000)
Total equity		$ (172,090,000)	$ 157,556,000	(495,288,000)	(172,090,000)		157,556,000
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT				1,215,833,000	1,699,401,000		1,601,393,000
Cost of goods sold		2,136,456,000	2,359,867,000
Gross Margin		636,353,000	678,571,000
Selling and marketing		220,820,000	211,738,000
Other income, net		32,660,000	2,312,000
Loss before income taxes		(298,233,000)	(126,440,000)
Provision for (recovery of) income taxes		7,393,000	11,832,000
LOSS FOR THE YEAR		(309,659,000)	(266,531,000)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR, NET OF TAX		$ (304,101,000)	$ (261,509,000)
Basic (in CAD per share)		$ (2.05)	$ (1)
Diluted (in CAD per share)		(2.05)	(1)
Basic (in CAD per share)		(0.07)	(0.86)
Diluted (in CAD per share)		(0.07)	(0.86)
Basic (in CAD per share)		(2.12)	(1.86)
Diluted (in CAD per share)		$ (2.12)	$ (1.86)
Accumulated earnings (loss), beginning of year		$ (172,090,000)	$ 157,556,000
Accumulated earnings (loss), end of year		(495,288,000)	(172,090,000)
Loss before income taxes		(302,189,000)	(258,444,000)
Net change in working capital balances		43,994,000	18,514,000
Retained earnings attributable to accumulated earnings (losses) [member]
Statement Line Items [Line Items]
Total equity		140,446,000	450,032,000	$ 140,446,000	450,032,000		716,371,000
LOSS FOR THE YEAR		(309,586,000)	(266,339,000)
Accumulated earnings (loss), beginning of year		450,032,000	716,371,000
Accumulated earnings (loss), end of year		140,446,000	450,032,000
Previously stated [member]
Statement Line Items [Line Items]
Current trade and other receivables					672,615,000
Other current assets					349,643,000
Total current assets					1,022,258,000
Deferred income tax asset					1,092,000
Non-current assets					595,274,000
TOTAL ASSETS					1,626,503,000
Trade and other payables					714,110,000
Current portion of long-term debt					37,429,000
Current liabilities					893,254,000
Long-term debt					687,943,000
Non-current liabilities					817,064,000
TOTAL LIABILITIES					1,715,518,000
Retained earnings					(1,390,701,000)		754,639,000
Total equity		(89,015,000)	(89,015,000)		(89,015,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT					1,626,503,000
Cost of goods sold	[1]		2,336,154,000
Gross Margin	[1]		702,284,000
Selling and marketing	[1]		207,438,000
Other income, net	[1]		1,541,000
Loss before income taxes	[2]		(99,198,000)
Provision for (recovery of) income taxes	[1]		14,978,000
LOSS FOR THE YEAR	[1]		(242,435,000)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR, NET OF TAX	[1]		$ (237,413,000)
Basic (in CAD per share)	[1]		$ (0.84)
Diluted (in CAD per share)	[1]		(0.84)
Basic (in CAD per share)	[1]		(0.86)
Diluted (in CAD per share)	[1]		(0.86)
Basic (in CAD per share)	[1]		(1.70)
Diluted (in CAD per share)	[1]		$ (1.70)
Accumulated earnings (loss), beginning of year		(89,015,000)
Accumulated earnings (loss), end of year			$ (89,015,000)
Loss before income taxes	[2]		(231,201,000)
Net change in working capital balances	[2]		(8,728,000)
Previously stated [member] | Retained earnings attributable to accumulated earnings (losses) [member]
Statement Line Items [Line Items]
Total equity		533,107,000	533,107,000		533,107,000		775,350,000
LOSS FOR THE YEAR			(242,243,000)
Accumulated earnings (loss), beginning of year		533,107,000	775,350,000
Accumulated earnings (loss), end of year			533,107,000
Reclassifications [Member]
Statement Line Items [Line Items]
Current trade and other receivables					32,606,000
Other current assets					41,446,000
Total current assets					74,052,000
Deferred income tax asset
Non-current assets
TOTAL ASSETS					74,052,000
Trade and other payables					74,052,000
Current portion of long-term debt					441,672,000
Current liabilities					515,724,000
Long-term debt					(441,672,000)
Non-current liabilities					(441,672,000)
TOTAL LIABILITIES					74,052,000
Retained earnings
Total equity
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT					74,052,000
Accumulated earnings (loss), beginning of year
Accumulated earnings (loss), end of year
Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Current trade and other receivables
Other current assets					(4,300,000)
Total current assets					(4,300,000)
Deferred income tax asset					3,146,000
Non-current assets					3,146,000
TOTAL ASSETS					(1,154,000)
Trade and other payables					81,921,000
Current portion of long-term debt
Current liabilities					81,921,000
Long-term debt
Non-current liabilities
TOTAL LIABILITIES					81,921,000
Retained earnings					(83,075,000)	$ (59,000,000)	(58,979,000)
Total equity		(83,075,000)	(83,075,000)		(83,075,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT					(1,154,000)
Cost of goods sold			23,713,000
Gross Margin			(23,713,000)
Selling and marketing			4,300,000
Other income, net			771,000
Loss before income taxes			(27,242,000)
Provision for (recovery of) income taxes			(3,146,000)
LOSS FOR THE YEAR			(24,096,000)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR, NET OF TAX			$ (24,096,000)
Basic (in CAD per share)			$ (0.16)
Diluted (in CAD per share)			(0.16)
Basic (in CAD per share)
Diluted (in CAD per share)
Basic (in CAD per share)			(0.16)
Diluted (in CAD per share)			$ (0.16)
Accumulated earnings (loss), beginning of year		(83,075,000)
Accumulated earnings (loss), end of year			$ (83,075,000)
Loss before income taxes			(27,242,000)
Net change in working capital balances			27,242,000
Increase (decrease) due to corrections of prior period errors [member] | Retained earnings attributable to accumulated earnings (losses) [member]
Statement Line Items [Line Items]
Total equity		(83,075,000)	(83,075,000)		$ (83,075,000)		$ (58,979,000)
LOSS FOR THE YEAR			(24,096,000)
Accumulated earnings (loss), beginning of year		$ (83,075,000)	(58,979,000)
Accumulated earnings (loss), end of year			$ (83,075,000)

[1]	The March 31, 2019 statements have been adjusted to remove the discontinued operations as described in Note 24 and to reflect the implementation of the IFRIC Decision as described in Note 7.
[2]	The March 31, 2019 statements have been adjusted to remove the effects of the discontinued operations as described in Note 24.